Financial Instruments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Lower and surpassed in financial indebtedness	$ 439.2	$ 310.8
Financial indebtedness of short term	4.90%	9.30%
Average weighted term	5 years 6 months	6 years
Percentage of expected credit loss	1.90%	1.80%
Bottom of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Top of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%